Schedule II - Valuation and Qualifying Accounts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Valuation And Qualifying Accounts [Abstract]
Allowance for doubtful accounts, Balance at beginning of period	$ 47.9	$ 6.8	$ 12.5
Allowance for doubtful accounts, Charged to costs and expenses	1.6	3.6	2.3
Allowance for doubtful accounts, Deductions/ Write-offs	(11.7)	(1.9)	(8.3)
Allowance for doubtful accounts, Other	0.8	39.4	0.3
Allowance for doubtful accounts, Balance at end of period	38.6	47.9	6.8
Tax valuation allowance, Balance at beginning of period	101.6	37.8	29.7
Tax valuation allowance, Charged to costs and expenses	763.2	15.1	9.1
Tax valuation allowance, Deductions/ Write-offs	(3.6)	1.8	(1.6)
Tax valuation allowance, Other	39.5	46.9	0.6
Tax valuation allowance, Balance at end of period	$ 900.7	$ 101.6	$ 37.8